UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


                For the monthly distribution period from
                   June 26, 2007 to July 25, 2007

        Commission File Number of issuing entity:  333-140720-02

                     BCAP LLC Trust 2007-AA3
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-140720

                              BCAP LLC
         (Exact name of depositor as specified in its Charter)

                          Barclays Bank PLC
                         Sutton Funding LLC
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Group I Pooling Tier Remic-1  26-0345509
                  Group I Pooling Tier Remic-2  26-0345564
                    Group I Lower Tier Remic  26-0345609
                    Group I Upper Tier Remic  26-0345652
                  Group II Pooling Tier Remic-1  26-0345710
                  Group II Pooling Tier Remic-2  26-0345751
                    Group II Lower Tier Remic  26-0345813
                    Group II Upper Tier Remic  26-0345870
                        (Grantor Trust) 20-7436258
                  (I.R.S. Employer Identification No.)

       Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)

                               92705
                            (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 412-4000

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class I-A-1A        [ ]             [ ]             [X]        Not Applicable
Class I-A-1B        [ ]             [ ]             [X]        Not Applicable
Class I-A-2         [ ]             [ ]             [X]        Not Applicable
Class I-M-1         [ ]             [ ]             [X]        Not Applicable
Class I-M-2         [ ]             [ ]             [X]        Not Applicable
Class I-M-3         [ ]             [ ]             [X]        Not Applicable
Class I-M-4         [ ]             [ ]             [X]        Not Applicable
Class I-M-5         [ ]             [ ]             [X]        Not Applicable
Class I-M-6         [ ]             [ ]             [X]        Not Applicable
Class II-A-1A       [ ]             [ ]             [X]        Not Applicable
Class II-A-1B       [ ]             [ ]             [X]        Not Applicable
Class II-A-2        [ ]             [ ]             [X]        Not Applicable
Class II-M-1        [ ]             [ ]             [X]        Not Applicable
Class II-M-2        [ ]             [ ]             [X]        Not Applicable
Class II-M-3        [ ]             [ ]             [X]        Not Applicable
Class II-M-4        [ ]             [ ]             [X]        Not Applicable
Class II-M-5        [ ]             [ ]             [X]        Not Applicable
Class II-M-6        [ ]             [ ]             [X]        Not Applicable
Class II-M-7        [ ]             [ ]             [X]        Not Applicable
Class II-M-8        [ ]             [ ]             [X]        Not Applicable
Class II-M-9        [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to holders of BCAP LLC Trust
                2007-AA3, relating to the July 25, 2007 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.




                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                    BCAP LLC
                                    (Depositor)

                                    /s/ Tom Hamilton
                                    Name: Tom Hamilton
                                    Title: President and Chief Executive Officer

     Date:  August 3, 2007

EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly Report distributed to holders of BCAP LLC Trust 2007-AA3, relating to the July 25, 2007 distribution.